                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2010

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one): [ ] is a restatement
                                      [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    CoreStates Capital Advisors LLC
Address: 115 Pheasant Run
         Suite 112
         Newtown, PA 18940

Form 13F File Number: 028-13583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William T. Spiropoulos
Title: Chief Executive Officer
Phone: 267-759-5000

Signature, Place and Date of Signing:


/s/ William T. Spiropoulos    Newtown, PA    April 18, 2011
--------------------------   -------------   --------------
        (Signature)          (City, State)       (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       124
Form 13F Information Table Value Total:   $67,818 (in thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ---------------- --------- -------- --------------------- ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGER    SOLE   SHARED NONE
--------------------------- ---------------- --------- -------- ------------ --- ---- ---------- -------- --------- ------ ----
3m Company                  COM              88579Y101      581     6,955.00  SH         Sole              6,955.00
A F L A C Inc               COM              1055102        598    11,021.00  SH         Sole             11,021.00
Abb Ltd Adr                 SPONSORED ADR    375204         302    13,830.00  SH         Sole             13,830.00
Abbott Laboratories         COM              2824100        208     3,943.00  SH         Sole              3,943.00
Adobe Systems Inc           COM              00724F101      269     7,597.00  SH         Sole              7,597.00
Agrium Inc                  COM              8916108        370     5,238.00  SH         Sole              5,238.00
Akamai Technologies         COM              00971T101      598    19,046.00  SH         Sole             19,046.00
Alcatel Lucent Adr          SPONSORED ADR    13904305        32    10,175.00  SH         Sole             10,175.00
Apple Inc                   COM              37833100       388     1,652.00  SH         Sole              1,652.00
Aspen Insurance Holdingf    SHS              G05384105      354    12,268.00  SH         Sole             12,268.00
Assured Guaranty Ltd        COM              G0585R106      351    15,978.00  SH         Sole             15,978.00
Atwood Oceanics Inc         COM              50095108       469    13,542.00  SH         Sole             13,542.00
Bank Of America Corp        COM              60505104       639    35,823.00  SH         Sole             35,823.00
Bank Of Nova Scotia         COM              64149107       522    10,436.00  SH         Sole             10,436.00
Barclays Bank Ipath Etn     ETN DJUBS COPR37 06739F101      279     5,774.00  SH         Sole              5,774.00
Baxter International Inc    COM              71813109       210     3,607.00  SH         Sole              3,607.00
Becton Dickinson and Co     COM              75887109       945    11,998.00  SH         Sole             11,998.00
Bucyrus Intl Inc            COM              118759109      520     7,877.00  SH         Sole              7,877.00
C V S Corp Del              COM              126650100      536    14,660.00  SH         Sole             14,660.00
Cabelas Inc                 COM              126804301      697    39,830.00  SH         Sole             39,830.00
Capital One Financial Cp    COM              14040H105      273     6,598.85  SH         Sole              6,598.85
Centene Corp                COM              15135B101      447    18,612.00  SH         Sole             18,612.00
Chevron Corporation         COM              166764100      576     7,597.16  SH         Sole              7,597.16
Cia Siderurgica Spn Adrf    SPONSORED ADR    20440W105      207     5,190.00  SH         Sole              5,190.00
Cisco Systems Inc           COM              17275R102    2,188    84,075.00  SH         Sole             84,075.00
Coach Inc                   COM              189754104      563    14,240.00  SH         Sole             14,240.00
Coca Cola Company           COM              191216100      586    10,662.00  SH         Sole             10,662.00
Conocophillips              COM              20825C104      533    10,411.06  SH         Sole             10,411.06
Corning Inc                 COM              219350105      548    27,140.00  SH         Sole             27,140.00
Cott Corp Que               COM              22163N106      378    48,751.00  SH         Sole             48,751.00
Credit Suisse Etn           EXCH NT LKD 20   22542D878      733    35,344.00  SH         Sole             35,344.00
Diageo Plc New Adr          SPON ADR NEW     25243Q205      281     4,159.00  SH         Sole              4,159.00
Discovery Commun Ser A      COM SER A        25470F104      359    10,630.00  SH         Sole             10,630.00
Disney Walt Co              COM DISNEY       254687106      212     6,064.00  SH         Sole              6,064.00
Exco Resources Inc          COM              269279402      328    17,865.00  SH         Sole             17,865.00
Exelon Corporation          COM              30161N101      369     8,432.00  SH         Sole              8,432.00
Exxon Mobil Corporation     COM              30231G102    1,031    15,388.00  SH         Sole             15,388.00
F P L Group Incorporated    COM              302571104      257     5,308.00  SH         Sole              5,308.00
First Tr Nasdaq 100 Fund    SHS              337344105      540    25,688.00  SH         Sole             25,688.00
Forest Oil Corp New         COM PAR $0.01    346091705      298    11,557.00  SH         Sole             11,557.00
Freeport Mcmorn Cp&Gld B    COM              35671D857      214     2,562.00  SH         Sole              2,562.00
G III Apparel Group         COM              36237H101      429    15,575.00  SH         Sole             15,575.00
General Electric Company    COM              369604103      911    50,039.57  SH         Sole             50,039.57
General Mills Inc           COM              370334104      473     6,685.00  SH         Sole              6,685.00
Goldman Sachs Group Inc     COM              38141G104      273     1,599.00  SH         Sole              1,599.00

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
Google Inc Class A          CL A             38259P508      244       430.00  SH         Sole                430.00
Green Mtn Coffee Roaster    COM              393122106      300     3,099.00  SH         Sole              3,099.00
Greenhaven Cont Cmdty       UNIT BEN INT     395258106      399    15,915.00  SH         Sole             15,915.00
Healthsouth Corp New        COM NEW          421924309      349    18,680.00  SH         Sole             18,680.00
Hewlett-Packard Company     COM              428236103      658    12,375.32  SH         Sole             12,375.32
Intel Corp                  COM              458140100      836    37,519.00  SH         Sole             37,519.00
Intl Business Machines      COM              459200101      901     7,025.00  SH         Sole              7,025.00
Ishares Iboxx Investop      IBOXX INV CPBD   464287242    1,727    16,330.00  SH         Sole             16,330.00
Ishares Medical Devices     DJ MED DEVICES   464288810      823    14,084.00  SH         Sole             14,084.00
Ishares Msci Jpn Idx Fd     MSCI JAPAN       464286848      108    10,310.00  SH         Sole             10,310.00
iShares NASDAQ Biotech      NASDQ BIO INDX   464287556      667     7,332.00  SH         Sole              7,332.00
Ishares Russell Midcap      RUSSELL MCP GR   464287481      814    16,770.00  SH         Sole             16,770.00
Ishares S & P Etf           S&P EMRG INFRS   464288216      248     7,973.00  SH         Sole              7,973.00
Ishares Silver TRUST        ISHARES          46428Q109      293    17,075.00  SH         Sole             17,075.00
Ishares Tr Barclays Bond    BARCLYS 1-3YR CR 464288646      258     2,470.00  SH         Sole              2,470.00
Ishares Tr Barclays Tips    BARCLYS TIPS BD  464287176      423     4,068.00  SH         Sole              4,068.00
Ishares Tr Dj US Telecom    DJ US TELECOMM   464287713      627    31,331.00  SH         Sole             31,331.00
Ishares Tr Lehman Bd Fd     BARCLYS 1-3 YR   464287457      952    11,423.00  SH         Sole             11,423.00
Ishares Tr Lehman Bd Fd     BARCLY USAGG B   464287226    2,574    24,705.00  SH         Sole             24,705.00
Ishares Tr Russell 1000 Gro RUSSELL1000GRW   464287614      726    13,980.90  SH         Sole             13,980.90
Ishares Tr S&P Latn Amer    S&P LTN AM 40    464287390      499    10,336.00  SH         Sole             10,336.00
Ishares TRUST               S&P NTL AMTFREE  464288414      677     6,557.00  SH         Sole              6,557.00
Jo Ann Stores Inc           COM              47758P307      374     8,911.00  SH         Sole              8,911.00
Johnson and Johnson         COM              478160104      982    15,057.13  SH         Sole             15,057.13
Jpmorgan Chase & Co         COM              46625H100      888    19,838.00  SH         Sole             19,838.00
Kinetic Concepts Inc        COM NEW          49460W208      406     8,483.00  SH         Sole              8,483.00
L-3 Communications Hldgs    COM              502424104      646     7,047.00  SH         Sole              7,047.00
M G I C Investment Corp     COM              552848103      182    16,600.00  SH         Sole             16,600.00
Mc Donalds Corp             COM              580135101      649     9,722.00  SH         Sole              9,722.00
McDermott Intl Inc          COM              580037109      232     8,636.00  SH         Sole              8,636.00
McKesson Corp               COM              58155Q103      427     6,490.00  SH         Sole              6,490.00
Medtronic Inc               COM              585055106      809    17,960.00  SH         Sole             17,960.00
Merck & Co Inc              COM              58933Y105      548    14,663.00  SH         Sole             14,663.00
Micron Technology Inc       COM              595112103      133    12,800.00  SH         Sole             12,800.00
Microsoft Corp              COM              594918104      714    24,368.92  SH         Sole             24,368.92
Mueller Water Products A    COM SER A        624758108       94    19,670.00  SH         Sole             19,670.00
N B T Y Inc                 COM              628782104      245     5,105.00  SH         Sole              5,105.00
National Fuel Gas Co        COM              636180101      332     6,570.00  SH         Sole              6,570.00
Navios Maritime Ptnrs       UNIT LPI         Y62267102      178    10,112.00  SH         Sole             10,112.00
Newfield Exploration Co     COM              651290108      414     7,947.00  SH         Sole              7,947.00
Nice Systems Ltd Adr        SPONSORED ADR    653656108      334    10,535.00  SH         Sole             10,535.00
Nike Inc Class B            CL B             654106103      599     8,152.00  SH         Sole              8,152.00
Nyse Group Inc              COM              629491101      204     6,883.00  SH         Sole              6,883.00
Oracle Corporation          COM              68389X105      921    35,809.00  SH         Sole             35,809.00
Pepsico Incorporated        COM              713448108    1,014    15,323.00  SH         Sole             15,323.00
Perfect World Co Adr        SPON ADR REP B   71372U104      327     8,744.00  SH         Sole              8,744.00
Perusahaan Perseroan        SPONSORED ADR    715684106      476    13,321.00  SH         Sole             13,321.00
Plains All Amern Ppln Lp    UNIT LTD PARTN   726503105      234     4,105.00  SH         Sole              4,105.00
Powershares Db G10 Crncy    COM UT BEN INT   73935Y102      718    30,448.00  SH         Sole             30,448.00
Powershares Water Resources WATER RESOURCE   73935X575      345    19,782.00  SH         Sole             19,782.00
Powershs Db US Dollar Tr    DOLL INDX BULL   73936D107    1,014    42,597.00  SH         Sole             42,597.00
Powershs Dynamic Oil & Gas  DYN OIL SVCS     73935X625      612    36,753.00  SH         Sole             36,753.00
Powershs Exch Trad Fd Tr    DIV ACHV PRTF    73935X732      371    28,513.00  SH         Sole             28,513.00
Powershs Exch Trad Fd Tr    INSUR NATL MUN   73936T474      425    17,922.00  SH         Sole             17,922.00

Precision Castparts Corp    COM              740189105      238     1,877.00  SH         Sole              1,877.00
Pride Intl Inc Del          COM              74153Q102      674    22,386.00  SH         Sole             22,386.00
Procter and Gamble          COM              742718109    1,069    16,903.27  SH         Sole             16,903.27
Proshares Short Etf         SHRT 20+YR TRE   74347X849      721    14,436.00  SH         Sole             14,436.00
Proshares Short S&P         PSHS SHRT S&P500 74347R503      706    14,250.00  SH         Sole             14,250.00
Proshs Ultrashort Euro      ULTRASHRT EURO   74347W882      251    12,084.00  SH         Sole             12,084.00
Qualcomm Inc                COM              747525103      241     5,738.00  SH         Sole              5,738.00
Republic Services Inc       COM              760759100      282     9,712.00  SH         Sole              9,712.00
Rydex SP Equal Weight       S&P 500 EQ TRD   78355W106      497    11,672.00  SH         Sole             11,672.00
Sector Spdr Consumer Fd     SBI CONS DISCR   81369Y407      628    19,130.00  SH         Sole             19,130.00
Sector Spdr Health Fund     SBI HEALTHCARE   81369Y209      511    15,909.00  SH         Sole             15,909.00
Sector Spdr Tech Select     SBI INT-TECH     81369Y803      383    16,598.00  SH         Sole             16,598.00
Spdr Barclays Capital       BRCLYS YLD ETF   78464A417    1,233    30,982.00  SH         Sole             30,982.00
Spdr S&P Emerging Asia      ASIA PACIF ETF   78463X301      249     3,309.00  SH         Sole              3,309.00
StreetTracks Gold Shares    GOLD SHS         78463V107      262     2,407.00  SH         Sole              2,407.00
Syniverse Holdings          COM              87163F106      563    28,893.00  SH         Sole             28,893.00
Telecom Argentina Adr       SPON ADR REP B   879273209      334    17,798.00  SH         Sole             17,798.00
Teva Pharm Inds Ltd Adrf    ADR              881624209    1,513    23,992.00  SH         Sole             23,992.00
Thomas & Betts Corp Tenn    COM              884315102      530    13,518.00  SH         Sole             13,518.00
Tower Group Inc             COM              891777104      349    15,751.00  SH         Sole             15,751.00
United Technologies Corp    COM              913017109      586     7,960.00  SH         Sole              7,960.00
Validus Holdings Ltd        COM SHS          G9319H102      357    12,982.00  SH         Sole             12,982.00
Vanguard Bond Index Fund    TOTAL BND MRKT   921937835    1,374    17,353.00  SH         Sole             17,353.00
Vanguard Intl Eq Indx Fd    EMR MKT ETF      922042858      756    17,937.00  SH         Sole             17,937.00
Vanguard Small Cap Grwth    SML CP GRW ETF   922908595      688    10,532.00  SH         Sole             10,532.00
                                                       -------- ------------                              ---------
                                                         67,818 1,854,187.18                              1,854,187
                                                       ======== ============                              =========